Long-Term Debt and Notes Payable - Additional Information 2 (Detail) (USD $)	12 Months Ended	1 Months Ended	9 Months Ended
	Dec. 31, 2014	Apr. 30, 2014	Sep. 30, 2010	Dec. 31, 2013	Apr. 20, 2012
Debt Instrument [Line Items]
Debt instrument maturity date	Apr. 01, 2017
Units issued	11,500,000
Tangible units interest rate percentage	6.25%
Unit price per share	25.00
Initial principal amount per amortizing note	4.1266
Amortizing note interest rate percentage	7.75%
Issuance of tangible equity units	$ 240,044,000
Current notes payable	15,300,000
Maximum settlement rate per tangible equity unit	$ 3.5562
Dilutive common shares issuable under common stock purchase contracts	40,900,000
Principal repayment	April 16, 2015
Equity method investment recorded	21,000,000			25,500,000
Mexico [Member]
Debt Instrument [Line Items]
Bonds issued related to JRMSA general agreement of indemnity	52,500,000			43,500,000
Brazil [Member]
Debt Instrument [Line Items]
Bonds issued related to JRMSA general agreement of indemnity	0			106,300,000
Reimbursement Agreement
Debt Instrument [Line Items]
Bank guarantees issued	56,200,000			55,800,000
Letters of credit outstanding	0			39,800,000
Servicer Advance Reimbursement Agreement
Debt Instrument [Line Items]
Letters of credit outstanding					109,000,000
North Ocean Construction Financing [Member] | North Ocean 102 [Member]
Debt Instrument [Line Items]
Current notes payable				31,400,000
Percentage of debt guaranteed by JRMSA	50.00%
Debt description	The outstanding debt bore interest at a rate equal to the three-month LIBOR (which was subject to reset every three months) plus a margin of 3.315%.
Applicable margin for LIBOR borrowing	3.315%
Debt maturity date	2014-01
Ownership percentage in Oceanteam ASA's	50.00%
Equity method investment recorded	32,900,000
Minimum [Member]
Debt Instrument [Line Items]
Dilutive common shares issuable under common stock purchase contracts	33,400,000
Dilutive common shares issuable under common stock purchase contracts, per unit	$ 2.9030
Senior Notes [Member]
Debt Instrument [Line Items]
Aggregate principal amount of debt issued	500,000,000	500,000,000
Debt instrument interest rate	8.00%
Debt instrument maturity date	May 01, 2021
Tangible equity units, aggregate principal amount	40,500,000	47,500,000
Secured Debt [Member] | North Ocean Construction Financing [Member] | North Ocean 105 [Member]
Debt Instrument [Line Items]
Debt instrument interest rate			2.76%
Current notes payable	8,200,000			8,200,000
Percentage of interest acquired in subsidiary	75.00%
Principal repayment	The agreement provides for borrowings of up to $69.4 million, bearing interest at 2.76% per year, and requires principal repayment in 17 consecutive semi-annual installments, which commenced on October 1, 2012.
Number of consecutive semi-annual installments	17
Borrowing outstanding	49,000,000			57,200,000
Secured Debt [Member] | Maximum [Member] | North Ocean Construction Financing [Member] | North Ocean 105 [Member]
Debt Instrument [Line Items]
Secured debt	$ 69,400,000